Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Quoted Prices In Active Markets For Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 880	$ 1,465
Quoted Prices In Active Markets For Identical Assets (Level 1) | Government Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	880	1,465
Quoted Prices In Active Markets For Identical Assets (Level 1) | Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Liabilities	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Liabilities	0
Significant Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	28,938	6,131
Significant Observable Inputs (Level 2) | Government Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Observable Inputs (Level 2) | Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	11,956	24,685
Significant Observable Inputs (Level 2) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	16,679	13,558
Liabilities	(8,289)	(40,313)
Significant Observable Inputs (Level 2) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	10,858	12,730
Liabilities	(2,266)	(4,529)
Significant Unobservable Inputs (Level 3) | Government Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Unobservable Inputs (Level 3) | Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Unobservable Inputs (Level 3) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Unobservable Inputs (Level 3) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 0	$ 0